ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Advances from students		13,804	10,725
Accrued expenses		13,730	8,943
Accrued professional fees		1,168	4,219
Accrued employee payroll and welfare benefits		67,979	59,152
Tuition fees payable to universities		10,324	3,497
Other payables		6,553	5,444
Accrued expenses and other current liabilities	$ 18,228	113,558	91,980